UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 47.3%
U.S. Government Sponsored Agencies 45.1%
Federal Farm Credit Bank:
0.12% *, 8/4/2015	35,000,000	34,999,650
0.137% **, 4/8/2016	57,500,000	57,496,007
0.165% **, 3/3/2016	25,000,000	25,000,000
0.168% **, 5/5/2016	58,000,000	58,000,081
0.207% **, 7/8/2016	35,000,000	35,014,975
0.291% *, 5/13/2016	42,000,000	41,903,237
0.311% *, 3/24/2016	25,000,000	24,949,194
Federal Home Loan Bank:
0.085% *, 8/3/2015	50,000,000	49,999,764
0.085% *, 8/10/2015	50,000,000	49,998,938
0.095% *, 9/2/2015	15,000,000	14,998,733
0.095% *, 9/15/2015	41,700,000	41,695,048
0.1%, 9/23/2015	25,000,000	24,999,192
0.1% *, 10/23/2015	18,000,000	17,995,850
0.1% *, 10/28/2015	38,000,000	37,990,711
0.1% *, 11/9/2015	65,000,000	64,981,944
0.105% *, 8/12/2015	18,000,000	17,999,423
0.105% *, 11/17/2015	30,000,000	29,990,550
0.125%, 9/2/2015	30,000,000	29,997,828
0.134% **, 7/22/2016	38,000,000	38,000,000
0.135% *, 8/14/2015	12,124,000	12,123,409
0.16% *, 11/2/2015	50,000,000	49,979,333
0.16% *, 11/9/2015	20,000,000	19,991,111
0.17% *, 9/4/2015	8,500,000	8,498,635
0.18%, 10/27/2015	42,000,000	41,997,776
0.18% *, 11/2/2015	75,000,000	74,965,125
0.18%, 11/4/2015	62,500,000	62,497,214
0.19%, 9/3/2015	30,000,000	29,999,520
0.19% *, 1/20/2016	20,000,000	19,981,844
0.251% *, 3/7/2016	25,000,000	24,961,978
0.301% *, 2/12/2016	40,000,000	39,935,000
0.301% *, 2/19/2016	38,500,000	38,435,192
0.301% *, 3/8/2016	12,000,000	11,978,000
0.301% *, 3/11/2016	12,500,000	12,476,771
0.301% *, 5/25/2016	15,000,000	14,962,750
0.341% *, 6/2/2016	30,000,000	29,913,300
0.365%, 2/1/2016	35,000,000	35,022,649
0.375%, 2/19/2016	12,500,000	12,506,501
0.5%, 11/20/2015	40,000,000	40,029,528
Federal Home Loan Mortgage Corp.:
0.095% *, 9/22/2015	35,000,000	34,995,197
0.11% *, 12/10/2015	30,000,000	29,987,992
0.11% *, 12/16/2015	50,000,000	49,979,069
0.13% *, 9/1/2015	50,000,000	49,994,403
0.14% *, 9/17/2015	17,000,000	16,996,893
0.18% *, 11/12/2015	50,000,000	49,974,250
0.2% *, 11/16/2015	35,000,000	34,979,194
0.22% *, 2/29/2016	6,000,000	5,992,227
0.251% *, 12/7/2015	35,000,000	34,968,889
Federal National Mortgage Association:
0.115% *, 11/2/2015	25,000,000	24,992,573
0.13% *, 9/2/2015	25,000,000	24,997,111
0.14% *, 12/15/2015	25,000,000	24,986,778
0.14% *, 12/15/2015	50,000,000	49,973,556
0.15% *, 12/1/2015	40,000,000	39,979,667
0.182% **, 10/21/2016	32,000,000	31,997,877

		1,781,062,437
U.S. Treasury Obligations 2.2%
U.S. Treasury Floating Rate Note:
0.095% **, 1/31/2016	36,400,000	36,396,032
0.12% **, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Note, 0.25%, 9/15/2015	20,000,000	20,005,790

		86,401,822

Total Government & Agency Obligations (Cost $1,867,464,259)		1,867,464,259
Repurchase Agreements 47.4%
BNP Paribas, 0.13%, dated 7/31/2015, to be repurchased at $100,001,083 on 8/3/2015 (a)	100,000,000	100,000,000
BNP Paribas, 0.14%, dated 7/31/2015, to be repurchased at $200,002,333 on 8/3/2015 (b)	200,000,000	200,000,000
BNP Paribas, 0.15%, dated 7/31/2015, to be repurchased at $400,005,000 on 8/3/2015 (c)	400,000,000	400,000,000
Citigroup Global Markets, Inc., 0.14%, dated 7/31/2015, to be repurchased at $250,002,917 on 8/3/2015 (d)	250,000,000	250,000,000
HSBC Securities, Inc., 0.11%, dated 7/31/2015, to be repurchased at $100,001,167 on 8/3/2015 (e)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.15%, dated 7/31/2015, to be repurchased at $100,001,250 on 8/3/2015 (f)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.13%, dated 7/31/2015, to be repurchased at $250,002,708 on 8/3/2015 (g)	250,000,000	250,000,000
The Goldman Sachs & Co., 0.14%, dated 7/31/2015, to be repurchased at $100,001,167 on 8/3/2015 (h)	100,000,000	100,000,000
Wells Fargo Bank, 0.14%, dated 7/31/2015, to be repurchased at $125,001,458 on 8/3/2015 (i)	125,000,000	125,000,000
Wells Fargo Bank, 0.16%, dated 7/31/2015, to be repurchased at $250,003,333 on 8/3/2015 (j)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,875,000,000)		1,875,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,742,464,259) †	94.7	3,742,464,259
Other Assets and Liabilities, Net	5.3	208,524,515

Net Assets	100.0	3,950,988,774

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
†	The cost for federal income tax purposes was $3,742,464,259.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

1,400	U.S. Treasury Bill	Zero Coupon	11/12/2015	1,400
76,800	U.S. Treasury Bond	3.75	8/15/2041	90,108
102,124,505	U.S. Treasury Notes	Zero Coupon - 1.5	9/30/2015 - 8/15/2036	101,908,451
106	U.S. Treasury STRIPS	Zero Coupon	8/15/2029 - 11/15/2043	45

Total Collateral Value				102,000,004

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

76,838,000	Federal Farm Credit Bank	0.19 - 4.7	8/10/2015 - 5/1/2035	76,424,227
105,015,000	Federal Home Loan Bank	Zero Coupon - 5.75	8/13/2015 - 6/9/2027	105,040,559
5,268,865	Federal Home Loan Mortgage Corp.	Zero Coupon - 5.625	8/28/2015 - 11/23/2035	4,249,366
389,000	Federal National Mortgage Association	Zero Coupon - 8.2	10/15/2015 - 1/30/2030	396,631
100	U.S. Treasury Bond	4.25	5/15/2039	125
132,000	U.S. Treasury Inflation Indexed Bond	0.125	1/15/2022	136,333
17,445,400	U.S. Treasury Notes	1.0 - 2.25	9/15/2017 - 7/31/2021	17,752,844

Total Collateral Value				204,000,085

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

69,820,789	Federal Home Loan Mortgage Corp.	2.5 - 6.0	6/1/2018 - 7/1/2045	73,837,519
297,091,455	Federal National Mortgage Association	2.5 - 7.0	7/1/2022 - 8/1/2045	316,468,311
16,723,641	Government National Mortgage Association	3.5 - 4.0	12/20/2042 - 7/20/2044	17,694,170

Total Collateral Value				408,000,000

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

41,619,700	U.S. Treasury Bill	Zero Coupon	3/31/2016	41,562,681
203,796,700	U.S. Treasury Notes	2.5 - 3.125	5/15/2019 - 8/15/2023	213,437,407

Total Collateral Value				255,000,088

(e)	Collateralized by $97,299,701 Government National Mortgage Association, with the various coupon rates from 3.5 - 4.0%, with various maturity dates of 10/20/2042 - 7/20/2045 with a value of $102,000,285.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

589,658,613	Federal Home Loan Mortgage Corp. - Interest Only	2.5 - 6.0	11/15/2020 - 2/15/2043	82,649,061
16,140,852	Federal National Mortgage Association	3.5 - 4.0	6/25/2026 - 6/25/2045	15,582,887
25,193,424	Federal National Mortgage Association - Interest Only	3.0 - 5.5	8/25/2026 - 3/25/2045	3,768,401

Total Collateral Value				102,000,349

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

46,288,600	U.S. Treasury Bill	Zero Coupon	12/10/2015	46,273,232
174,623,500	U.S. Treasury Bond	3.75	8/15/2041	204,883,331
3,578,500	U.S. Treasury Inflation Indexed Bond	0.125	4/15/2016	3,843,464

Total Collateral Value				255,000,027

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

43,420,550	Federal Home Loan Mortgage Corp.	5.175 - 23.587	8/15/2034 - 7/15/2043	39,836,680
63,138,979	Federal National Mortgage Association	3.5 - 38.457	3/25/2033 - 6/1/2045	62,163,320

Total Collateral Value				102,000,000

(i)	Collateralized by $129,867,900 U.S. Treasury Notes, with the various coupon rates from 0.375 - 3.75%, with various maturity dates of 3/31/2016 - 1/31/2022 with a value of $127,550,829.

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

183,051,866	Federal Home Loan Mortgage Corp. - Interest Only	3.0 - 4.5	5/15/2026 - 1/15/2044	24,410,208
603,427,542	Federal Home Loan Mortgage Corp. Multifamily Mortgage Trust	0.1	5/25/2020	2,185,576
284,770,869	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates	1.171 - 2.801	4/25/2020 - 5/25/2041	21,025,613
181,129,378	Federal National Mortgage Association	Zero Coupon - 3.5	6/25/2025 - 7/1/2045	187,981,310
117,308,328	Federal National Mortgage Association - Interest Only	3.0 - 8.5	8/25/2020 - 6/25/2045	19,397,293

Total Collateral Value				255,000,000

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(k)	$—	$1,867,464,259	$—	$1,867,464,259
Repurchase Agreements	—	1,875,000,000	—	1,875,000,000
Total	$—	$3,742,464,259	$—	3,742,464,259

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(k) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015